Taxation - Reconciliation of the Bermuda Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the Bermuda Statutory Tax Rate [Abstract]
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Tax rates which are different from the statutory rate	51.03%	101.25%	(7.20%)
Adjustment attributable to prior years	(3.49%)	3.39%	0.67%
Change in valuation allowance	(5.13%)	(29.41%)	0.00%
Adjustments to uncertain tax positions	(0.93%)	(14.62%)	(0.18%)
Total	41.48%	60.61%	(6.71%)